PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 43,607	$ 41,450
Less allowance for depreciation and amortization	(17,834)	(16,582)
Bank premises and equipment, at cost less allowance for depreciation	25,773	24,868
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,152	8,223
Premises [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	22,858	22,765
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,738	9,367
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,859	$ 1,095